Background (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Feb. 02, 2021	Jun. 30, 2023	Oct. 07, 2022
Background (Details) [Line Items]
Initial public offering unit	4,819,277
Price per share unit	$ 4.15
Description of warrant		Each unit consisted of one common share and one warrant to purchase one common share (the “Warrants”).
Net proceeds	$ 17.0
Expire term	5 years
Exercise price per share	$ 4.15		$ 0.7
Additional purchase share	722,891
Additional warrants share	722,891
Warrant offering per share	$ 0.01
Warrant purchase common share	722,891
Accumulated deficit		$ 65.8
Operating loss		7.5
Cash and cash equivalents		$ 1.6
Going concern term		1 year
Background [Member]
Background (Details) [Line Items]
Exercise price per share	$ 4.15
Going Concern [Member]
Background (Details) [Line Items]
Going concern term		1 year